Long Term Incentive Programs - Outstanding instruments - Options (Details)	12 Months Ended
	Dec. 31, 2023 Options	Dec. 31, 2023 € / shares	Dec. 31, 2022 shares	Dec. 31, 2022 € / shares
Awards granted to executive management
Number of outstanding instruments - Options
Outstanding at the beginning	344,589
Number of options granted	622,440		344,589
Outstanding at the end	967,029		344,589
WAEP of outstanding instruments - Options
Outstanding at the beginning		€ 3.16
Granted during the year		3.64		€ 3.16
Outstanding at the end		3.47		3.16
Awards granted to other employees
Number of outstanding instruments - Options
Outstanding at the beginning	330,963
Number of options granted	563,160		330,963
Outstanding at the end	894,123		330,963
WAEP of outstanding instruments - Options
Outstanding at the beginning		3.15
Granted during the year		3.64		3.15
Outstanding at the end		€ 3.46		€ 3.15